United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 6/30/12
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          July 23, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      37
Form 13F Information Table Value Total:      $392,725
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
1/100 BERKSHIRE HTWY CL  COM       084990175    2,125,000        1,700.00 X                              1,400        0      300
ACURA PHARMACEUTICALS    COM       00509L703      100,000       31,550.00 X                             31,550        0        0
ALLIED HEALTHCARE PRODS  COM       019222108       32,000       10,000.00 X                                  0        0   10,000
ALTRIA GROUP INC.        COM       02209S103      207,000        5,988.00 X                                  0        0    5,988
ARCH COAL INC.           COM       039380100       69,000       10,000.00 X                             10,000                 0
BAIDU INC.               COM       056752108    7,542,000       65,592.00 X                             32,394        0   33,198
CH ROBINSON WORLDWIDE    COM       12541W209   12,360,000      211,158.00 X                            103,726        0  107,432
CVS CAREMARK CORP.       COM       126650100   28,426,000      608,286.00 X                            302,139        0  306,147
CAPITAL ONE FINANCIAL    COM       14040H105   24,085,000      440,617.00 X                            221,831        0  218,786
COGNIZANT TECH SOL CL A  COM       192446102   12,590,000      209,825.00 X                            101,183        0  108,642
DANAHER CORP.            COM       235851102   28,790,000      552,796.00 X                            269,626        0  283,170
EBAY INC.                COM       278642103   26,045,000      619,966.00 X                            313,748        0  306,218
EXPRESS SCRIPTS INC.     COM       30219G108   71,833,000    1,286,634.00 X                            618,805        0  667,829
FX ENERGY INC.           COM       302695101       60,000       10,000.00 X                             10,000        0        0
GABRIEL TECHNOLOGIES     COM       362447104        1,000       10,000.00 X                             10,000        0        0
GOOGLE INC. CLASS A      COM       38259P508   12,984,000       22,383.00 X                             11,098        0   11,285
IDEXX LABS INC.          COM       45168D104   23,360,000      242,998.00 X                            121,838        0  121,160
INTERCONTINENTAL EXCHANG COM       45865V100   18,907,000      139,038.00 X                             69,746        0   69,292
INTL. BUSINESS MACHINES  COM       459200101      811,000        4,146.00 X                                500        0    3,646
JOHNSON & JOHNSON        COM       478160104      369,000        5,459.00 X                              4,120        0    1,339
LAB. CORP. OF AMER. HLDG COM       50540R409   11,542,000      124,629.00 X                             62,419        0   62,210
MICROSOFT CORP           COM       594918104      203,000        6,610.00 X                              4,448        0    2,162
MONSANTO CO.             COM       61166W101   14,268,000      172,356.00 X                             85,636        0   86,720
NEW ORIENTAL EDUCATION   COM       647581107   23,657,000      965,573.00 X                            484,100        0  481,473
PATRIOT MOTORCYCLES CORP COM       70337D108        1,000       10,000.00 X                             10,000        0        0
PEMBINA PIPELINE CORP.   COM       706327103      306,000       11,939.00 X                             11,939        0        0
PHILIP MORRIS INTL. INC. COM       718172109      619,000        7,085.00 X                                  0        0    7,085
PRAXAIR INC.             COM       74005P104   22,661,000      208,408.00 X                            103,244        0  105,164
QUALCOMM INC.            COM       747525103   11,859,000      212,981.00 X                            106,271        0  106,710
RICHARDS PACKAGING INCOM COM       763102100      177,000       20,500.00 X                                  0        0   20,500
SANTARUS INC             COM       802817304      142,000       20,000.00 X                             20,000        0        0
SENESCO TECH INC. NEW    COM       817208408        5,000       20,000.00 X                             20,000        0        0
SHERWIN-WILLIAMS         COM       824348106      341,000        2,575.00 X                              2,575        0        0
SIRIUS XM RADIO INC.     COM       82967N108       37,000       20,000.00 X                             20,000        0        0
U.S. BANCORP DEL NEW     COM       902973304      590,000       18,338.00 X                             18,338        0        0
UNION PACIFIC CORP.      COM       907818108      360,000        3,015.00 X                                500        0    2,515
VISA INC.                COM       92826C839   35,278,000      285,352.00 X                            143,546        0  141,807
TOTAL COMMON STOCK                            392,725,000

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